Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, equity method investments, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2025

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,206,573	¥1,206,573	¥1,206,573	¥0	¥0
Restricted cash	115,410	115,410	115,410	0	0
Installment loans (net of allowance for credit losses)	4,043,271	4,018,629	0	42,940	3,975,689
Equity securities*1	418,690	418,690	137,014	119,466	162,210
Available-for-sale debt securities	2,607,637	2,607,637	12,243	2,377,740	217,654
Other Assets:
Time deposits	1,400	1,400	0	1,400	0
Derivative assets*2	43,675	43,675	—	—	—
Reinsurance recoverables (Investment contracts)	138,441	126,480	0	0	126,480
Liabilities:
Short-term debt	¥549,680	¥549,680	¥0	¥549,680	¥0
Deposits	2,280,597	2,279,207	0	2,279,207	0
Policy liabilities and Policy account balances (Investment contracts)	237,702	214,937	0	0	214,937
Long-term debt	5,733,118	5,678,828	0	1,705,485	3,973,343
Accounts payable (Contingent consideration)	15,259	15,259	0	0	15,259
Other Liabilities :
Derivative liabilities*2	35,543	35,543	—	—	—

*1	The amount of ¥118,666 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”

March 31, 2026

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,334,945	¥1,334,945	¥1,334,945	¥0	¥0
Restricted cash	116,154	116,154	116,154	0	0
Installment loans (net of allowance for credit losses)	4,118,777	4,089,785	0	50,013	4,039,772
Equity securities*1	501,246	501,246	150,194	120,456	230,596
Available-for-sale debt securities	2,526,416	2,526,416	7,278	2,243,137	276,001
Other Assets:
Time deposits	1,924	1,924	0	1,924	0
Derivative assets*2	73,633	73,633	—	—	—
Reinsurance recoverables (Investment contracts)	307,733	277,544	0	0	277,544
Liabilities:
Short-term debt	¥572,235	¥572,235	¥0	¥572,235	¥0
Deposits	2,439,459	2,449,230	0	2,449,230	0
Policy liabilities and Policy account balances (Investment contracts)	390,523	331,178	0	0	331,178
Long-term debt	5,965,759	5,889,035	0	1,777,695	4,111,340
Accounts payable (Contingent consideration)	15,683	15,683	0	0	15,683
Other Liabilities :
Derivative liabilities*2	66,805	66,805	—	—	—

*1	The amount of ¥168,854 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”